UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

(a)

Roundhill ETFs

Roundhill BITKRAFT Esports & Digital Entertainment ETF (NERD)

Roundhill Sports Betting & iGaming ETF (BETZ)

Roundhill Streaming Services & Technology ETF (SUBZ)

Roundhill Pro Sports, Media & Apparel ETF (MVP)

Roundhill Ball Metaverse ETF (META)

SEMI-ANNUAL REPORT

June 30, 2021
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

This report is submitted for the general information of shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Roundhill ETFs

Table of Contents

(Unaudited)

Schedule of Investments	2
Roundhill BITKRAFT Esports & Digital Entertainment ETF	2
Roundhill Sports Betting & iGaming ETF	4
Roundhill Streaming Services & Technology ETF	6
Roundhill Pro Sports, Media & Apparel ETF	8
Roundhill Ball Metaverse ETF	10
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Roundhill BITKRAFT Esports & Digital Entertainment ETF	14
Roundhill Sports Betting & iGaming ETF	15
Roundhill Streaming Services & Technology ETF	16
Roundhill Pro Sports, Media & Apparel ETF	17
Roundhill Ball Metaverse ETF	18
Financial Highlights	20
Notes to Financial Statements	22
Board Consideration and Approval of Advisory and Sub-Advisory Agreements	32
Shareholder Expense Example	41
Supplemental Information	43
Review of Liquidity Risk Management Program	44

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.7%
Computers — 18.7%
Asetek A/S (a)(b)	58,335	$660,957
Asustek Computer, Inc. (b)	164,363	2,191,507
Corsair Gaming, Inc. (a)(f)	142,523	4,744,591
Guillemot Corp. (b)	59,399	873,473
Keywords Studios PLC (a)(b)	64,499	2,218,634
Logitech International SA (b)	17,690	2,145,344
Razer, Inc. (a)(b)(c)	12,349,000	3,355,253
Tobii AB (a)(b)	293,421	2,273,012
		18,462,771
Electronics — 5.0%
Micro-Star International Co., Ltd. (b)	376,952	2,130,819
Turtle Beach Corp. (a)	89,731	2,864,213
		4,995,032
Internet — 11.2%
AfreecaTV Co., Ltd. (b)	36,873	3,896,361
NCSoft Corp. (b)	2,968	2,161,133
Tencent Holdings, Ltd. (b)	66,800	5,023,430
		11,080,924
Media — 5.1%
Modern Times Group MTG AB - Class B (a)(b)	369,186	5,003,263

Semiconductors — 2.6%
NVIDIA Corp.	3,164	2,531,516

Software — 54.8% (e)
Activision Blizzard, Inc.	51,733	4,937,397
Bilibili, Inc. - ADR (a)(b)	29,628	3,609,876
Capcom Co., Ltd. (b)	74,600	2,184,431
Com2uS Corp. (b)	19,381	2,128,872
DouYu International Holdings, Ltd. - ADR (a)(b)	623,432	4,264,275
Electronic Arts, Inc.	23,026	3,311,830
Enthusiast Gaming Holdings, Inc. (a)(b)	574,887	3,416,917
HUYA, Inc. - ADR (a)(b)(f)	306,869	5,416,238
Konami Holdings Corp. (b)	35,200	2,115,362
NetEase, Inc. - ADR (b)	29,963	3,453,236
Nexon Co., Ltd. (b)	99,500	2,219,677
Play Magnus AS (a)(b)	420,532	1,114,225
Sea, Ltd. - ADR (a)(b)	12,345	3,389,937
Skillz, Inc. (a)(f)	172,581	3,748,459
Take-Two Interactive Software, Inc. (a)	18,316	3,242,298
Ubisoft Entertainment SA (a)(b)	47,146	3,300,958
Unity Software, Inc. (a)	22,291	2,448,221
		54,302,209
Toys/Games/Hobbies — 2.3%
Nintendo Co., Ltd. (b)	3,900	2,270,637

TOTAL COMMON STOCKS (Cost $94,496,860)		98,646,352

SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund - Class X, 0.03% (d)	303,440	303,440
TOTAL SHORT-TERM INVESTMENTS (Cost $303,440)		303,440

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.4%
First American Government Obligations Fund - Class X, 0.03% (d)	13,276,393	13,276,393
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,276,393)		13,276,393

TOTAL INVESTMENTS (Cost $108,076,693) — 113.4%		112,226,185
Other assets and liabilities, net — (13.4)%		(13,279,555)
NET ASSETS — 100.0%		$98,946,630

ADR American Depositary Receipt

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

(c)

Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the annualized seven-day yield at period end.

(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(f)	All or a portion of this security is on loan as of June 30, 2021. The market values of securities out on loan is $12,853,305.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Schedule of Investments

June 30, 2021 (Unaudited) (Continued)

COUNTRY	Percentage of Net Assets
Cayman Islands	28.8%
United States	28.0%
Japan	8.9%
Republic of Korea	8.3%
Sweden	7.4%
Taiwan	4.4%
France	4.2%
Canada	3.5%
United Kingdom	2.2%
Switzerland	2.2%
Norway	1.1%
Denmark	0.7%
Total Country	99.7%
SHORT-TERM INVESTMENTS	0.3%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	13.4%
TOTAL INVESTMENTS	113.4%
Other assets and liabilities, net	(13.4)%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill Sports Betting & iGaming ETF

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.7%
Entertainment — 81.5% (e)
888 Holdings PLC (b)	2,259,372	$11,979,154
Angler Gaming PLC (b)	1,933,184	5,651,164
Aspire Global PLC (a)(b)(c)	304,260	2,159,525
Bally’s Corp. (a)	143,681	7,774,579
bet-at-home.com AG (b)	40,562	1,827,897
Betmakers Technology Group, Ltd. (a)(b)	12,957,394	10,408,717
Betsson AB (a)(b)	1,271,346	10,376,332
Caesars Entertainment, Inc. (a)	135,272	14,034,470
Churchill Downs, Inc.	57,403	11,380,719
DraftKings, Inc. - Class A (a)	327,655	17,093,761
Entain PLC (a)(b)	833,117	20,089,044
Evolution Gaming Group AB (b)(c)	75,857	11,995,698
Flutter Entertainment PLC (a)(b)	87,580	15,903,729
Gamesys Group PLC (b)	314,979	8,023,723
Gaming Realms PLC (a)(b)	4,444,471	2,001,571
GAN, Ltd. (a)(b)	690,128	11,345,704
Genius Sports, Ltd. (a)(b)	639,238	11,998,497
Golden Nugget Online Gaming, Inc. (a)(f)	861,764	10,996,109
International Game Technology PLC (a)(b)	496,615	11,898,895
Kambi Group PLC (a)(b)	309,473	15,401,005
Kindred Group PLC - SDR (b)	1,043,182	16,363,472
La Francaise des Jeux SAEM (b)(c)	168,473	9,905,711
LeoVegas AB (b)(c)	1,346,642	5,983,571
OPAP SA (b)	570,167	8,594,021
Penn National Gaming, Inc. (a)	190,093	14,540,214
PointsBet Holdings, Ltd. (a)(b)	1,800,861	17,278,531
Rush Street Interactive, Inc. (a)(f)	1,299,258	15,928,903
Scientific Games Corp. (a)	267,227	20,694,059
Tabcorp Holdings, Ltd. (b)	3,328,425	12,943,875
Tokyotokeiba Co., Ltd. (b)	152,300	6,222,908
		340,795,558
Internet — 5.8%
Catena Media PLC (a)(b)	1,304,219	10,418,929
Gaming Innovation Group, Inc. (a)(f)	970,561	1,991,831
Score Media and Gaming, Inc. (a)(b)(f)	586,042	11,765,317
		24,176,077
Lodging — 4.0%
Boyd Gaming Corp. (a)	128,697	7,913,578
MGM Resorts International	209,740	8,945,411
		16,858,989
Software — 8.4%
Better Collective AS (a)(b)	229,109	5,438,296
Bragg Gaming Group, Inc. (a)(b)	500,414	5,326,219
Playtech PLC (a)(b)	1,955,235	11,484,858
Scout Gaming Group AB (a)(b)	193,266	619,200
Skillz, Inc. (a)(f)	558,716	12,135,312
		35,003,885
TOTAL COMMON STOCKS (Cost $396,180,005)		416,834,509

SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund - Class X, 0.03% (d)	1,372,839	1,372,839
TOTAL SHORT-TERM INVESTMENTS (Cost $1,372,839)		1,372,839

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.3%
First American Government Obligations Fund - Class X, 0.03% (d)	13,987,685	13,987,685
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,987,685)		13,987,685

TOTAL INVESTMENTS (Cost $411,540,529) — 103.3%		432,195,033
Other assets and liabilities, net — (3.3)%		(13,815,669)
NET ASSETS — 100.0%		$418,379,364

PLC Public Limited Company

SDR Special Drawing Rights

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

(c)

Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the annualized seven-day yield at period end.

(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(f)	All or a portion of this security is on loan as of June 30, 2021. The market value of securities out on loan is $13,244,505.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Roundhill Sports Betting & iGaming ETF

Schedule of Investments

June 30, 2021 (Unaudited) (Continued)

COUNTRY	Percentage of Net Assets
United States	34.4%
Malta	11.9%
Australia	9.7%
Isle of Man	7.5%
Sweden	6.9%
United Kingdom	5.2%
Canada	4.1%
Ireland	3.8%
Guernsey	2.9%
Gibraltar	2.9%
Bermuda	2.7%
France	2.4%
Greece	2.1%
Japan	1.5%
Denmark	1.3%
Germany	0.4%
Total Country	99.7%
SHORT-TERM INVESTMENTS	0.3%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	3.3%
TOTAL INVESTMENTS	103.3%
Other assets and liabilities, net	(3.3)%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill Streaming Services & Technology ETF

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 100.0%
Advertising Agencies — 4.1%
CyberAgent, Inc. (b)	24,000	$515,722
The Trade Desk, Inc. - Class A (a)	12,680	980,925
		1,496,647
All Other Business Support Services — 6.0%
Bilibili, Inc. - ADR (a)(b)	10,045	1,223,883
DouYu International Holdings, Ltd. - ADR (a)(b)	60,219	411,898
HUYA, Inc. - ADR (a)(b)(e)	29,993	529,376
		2,165,157
All Other Information Services — 1.9%
LiveRamp Holdings, Inc. (a)	14,605	684,244

All Other Publishers — 1.4%
Chicken Soup For The Soul Entertainment, Inc. (a)(e)	11,996	496,634

Audio & Video Equipment Manufacturing — 3.0%
Sonos, Inc. (a)	20,632	726,865
Vizio Holding Corp. (a)(e)	13,700	370,037
		1,096,902
Cable & Other Subscription Programming — 11.5%
Comcast Corp. - Class A	18,759	1,069,638
Discovery, Inc. - Class A (a)(e)	32,416	994,523
Roku, Inc. (a)	4,610	2,117,143
		4,181,304
Custom Computer Programming Services — 2.2%
Magnite, Inc. (a)	23,308	788,743

Electronic Shopping & Mail-Order Houses — 0.9%
Amazon.com, Inc. (a)	94	323,375

Electronics Stores — 1.7%
AMC Networks, Inc. - Class A (a)	9,190	613,892

Financial Transaction Processing, Reserve & Clearinghouse Activities — 1.6%
CuriosityStream, Inc. (a)(e)	43,536	593,831

Independent Artists, Writers & Performers — 4.8%
iQIYI, Inc. - ADR (a)(b)	111,013	1,729,583

Motion Picture & Video Distribution — 2.2%
Eros STX Global Corp. (a)(b)(e)	521,425	797,780

Motion Picture & Video Production — 5.9%
fuboTV, Inc. (a)(e)	50,216	1,612,436
Lions Gate Entertainment Corp. - Class A (a)(b)	24,752	512,366
		2,124,802
Other Electronic Component Manufacturing — 0.9%
Alphabet, Inc. - Class A (a)	133	324,758

Radio & Television Broadcasting & Wireless Communications Equipment — 0.9%
Apple, Inc.	2,404	329,252

Radio Networks — 16.0%
iHeartMedia, Inc. - Class A (a)	31,286	842,532
LiveXLive Media, Inc. (a)(e)	161,951	764,409
Sirius XM Holdings, Inc. (e)	115,099	752,748
Spotify Technology SA (a)(b)	6,773	1,866,571
Tencent Music Entertainment Group - ADR (a)(b)	101,817	1,576,127
		5,802,387
Software Publishers — 6.8%
Akamai Technologies, Inc. (a)	6,066	707,296
J-Stream, Inc. (b)	39,000	1,294,846
Limelight Networks, Inc. (a)	146,134	460,322
		2,462,464

The accompanying notes are an integral part of the financial statements.

Roundhill Streaming Services & Technology ETF

Schedule of Investments

June 30, 2021 (Unaudited) (Continued)

	Shares	Value
Sporting & Athletic Goods Manufacturing — 3.5%
Peloton Interactive, Inc. - Class A (a)	10,279	$1,274,802

Telecommunications Resellers — 2.1%
AT&T, Inc.	10,321	297,038
Brightcove, Inc. (a)	32,476	466,031
		763,069
Television Broadcasting — 18.1%
AfreecaTV Co., Ltd. (b)	12,147	1,283,571
Inke, Ltd. (a)(b)	3,611,000	1,022,966
Kuaishou Technology (a)(b)(c)	35,400	887,980
Nordic Entertainment Group AB (a)(b)	14,650	645,808
The Walt Disney Co. (a)	9,039	1,588,785
ViacomCBS, Inc. - Class B	24,866	1,123,943
		6,553,053
Video Tape & Disc Rental — 4.5%
Netflix, Inc. (a)	3,089	1,631,641

TOTAL COMMON STOCKS (Cost $41,819,043)		36,234,320

SHORT-TERM INVESTMENTS — 0.0% (f)
Money Market Funds — 0.0% (f)
First American Government Obligations Fund - Class X, 0.03% (d)	6,577	6,577
TOTAL SHORT-TERM INVESTMENTS (Cost $6,577)		6,577

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.3%
First American Government Obligations Fund - Class X, 0.03% (d)	4,810,564	4,810,564
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,810,564)		4,810,564

TOTAL INVESTMENTS (Cost $46,636,184) — 113.3%		41,051,461
Other assets and liabilities, net — (13.3)%		(4,822,588)
NET ASSETS — 100.0%		$36,228,873

ADR American Depositary Receipt

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

(c)

Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the annualized seven-day yield at period end.

(e)	All or a portion of this security is on loan as of June 30, 2021. The market value of securities out on loan is $4,630,732.

(f)	Amount is less than 0.05%.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	62.7%
Cayman Islands	20.4%
Luxembourg	5.2%
Japan	5.0%
Republic of Korea	3.5%
Sweden	1.8%
Canada	1.4%
Total Country	100.0%
SHORT-TERM INVESTMENTS	0.0%(a)
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	13.3%
TOTAL INVESTMENTS	113.3%
Other assets and liabilities, net	(13.3)%
NET ASSETS	100.0%

(a)	Amount is less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Roundhill Pro Sports, Media & Apparel ETF

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.7%
Apparel — 16.0%
adidas AG (b)	662	$246,432
Asics Corp. (b)	10,700	271,091
Fila Holdings Corp. (b)	5,042	260,573
NIKE, Inc. - Class B	1,806	279,009
Puma SE (b)	2,123	253,152
Under Armour, Inc. - Class A (a)	11,344	239,926
		1,550,183
Auto Manufacturers — 2.4%
Ferrari NV (b)	1,139	234,691

Entertainment — 43.3% (d)
AFC Ajax NV (a)(b)	1,598	28,331
AS Roma SpA (a)(b)	562,651	296,258
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (a)(b)	329,001	227,224
Birmingham Sports Holdings, Ltd. (a)(b)	6,400,000	142,573
Borussia Dortmund GmbH & Co. KGaA (a)(b)	72,973	537,839
Fenerbahce Futbol AS (a)(b)	60,549	264,429
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (a)(b)	625,002	258,274
Juventus Football Club SpA (a)(b)	594,488	509,013
Liberty Media Corp.-Liberty Braves - Class C (a)(b)	20,123	558,816
Madison Square Garden Sports Corp. (a)	2,868	494,931
Manchester United PLC - Class A (b)	35,109	533,306
OL Groupe SA (a)(b)	8,891	23,513
Societa Sportiva Lazio SpA (a)(b)	47,607	69,216
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS (a)(b)	806,375	243,189
		4,186,912
Leisure Time — 5.0%
Callaway Golf Co. (a)	6,880	232,062
Mizuno Corp. (b)	11,700	248,990
		481,052
Media — 18.4%
Endeavor Group Holdings, Inc. - Class A (a)	12,296	340,722
Liberty Media Corp.- Liberty Formula One - Class C (a)	12,156	586,041
MSG Networks, Inc. - Class A (a)	15,911	231,982
Sinclair Broadcast Group, Inc. - Class A	7,549	250,778
World Wrestling Entertainment, Inc. - Class A	6,354	367,833
		1,777,356
Pre-Combination Special Purpose Acquisition Companies — 8.3%
Goal Acquisitions Corp. (a)	15,906	163,673
Mudrick Capital Acquisition Corp. II - Class A (a)	12,358	153,981
RedBall Acquisition Corp. - Class A (a)(b)	16,372	159,955
Sports Ventures Acquisition Corp. - Class A (a)(b)	16,506	160,273
SportsTek Acquisition Corp. (a)	16,176	161,517
		799,399
Retail — 2.9%
ANTA Sports Products, Ltd. (b)	12,000	282,467

Telecommunications — 3.4%
BCE, Inc. (b)	3,262	161,032
Rogers Communications, Inc. - Class B (b)	3,171	168,755
		329,787
TOTAL COMMON STOCKS (Cost $9,632,572)		9,641,847

SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund - Class X, 0.03% (c)	25,743	25,743
TOTAL SHORT-TERM INVESTMENTS (Cost $25,743)		25,743

TOTAL INVESTMENTS (Cost $9,658,315) — 100.0%		9,667,590
Other assets and liabilities, net — (0.0)% (e)		(496)
NET ASSETS — 100.0%		$9,667,094

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(e)	Amount is less than (0.05)%.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Roundhill Pro Sports, Media & Apparel ETF

Schedule of Investments

June 30, 2021 (Unaudited) (Continued)

COUNTRY	Percentage of Net Assets
United States	42.0%
Cayman Islands	13.2%
Germany	10.7%
Turkey	10.3%
Italy	9.1%
Japan	5.4%
Canada	3.4%
Netherlands	2.7%
Republic of Korea	2.7%
France	0.2%
Total Country	99.7%
SHORT-TERM INVESTMENTS	0.3%
TOTAL INVESTMENTS	100.0%
Other assets and liabilities, net	(0.0)%(a)
NET ASSETS	100.0%

(a)	Amount is less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Roundhill Ball Metaverse ETF

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.8%
Commercial Services — 0.3%
PayPal Holdings, Inc. (a)	6	$1,749
Square, Inc. - Class A (a)	11	2,682
		4,431
Computers — 3.6%
Apple, Inc.	275	37,664
Vuzix Corp. (a)	906	16,625
		54,289
Diversified Financial Services — 1.7%
Coinbase Global, Inc. - Class A (a)	103	26,090

Home Furnishings — 2.0%
Sony Group Corp. (b)	300	29,232

Internet — 21.1%
Alibaba Group Holding, Ltd. - ADR (a)(b)	182	41,274
Alphabet, Inc. - Class C (a)	14	35,089
Amazon.com, Inc. (a)	15	51,602
Facebook, Inc. - Class A (a)	98	34,076
Sea, Ltd. - ADR (a)(b)	140	38,444
Snap, Inc. - Class A (a)	400	27,256
Tencent Holdings, Ltd. (b)	1,170	87,985
		315,726
Media — 0.7%
The Walt Disney Co. (a)	58	10,195

Semiconductors — 28.7% (c)
Advanced Micro Devices, Inc. (a)	192	18,034
Broadcom, Inc.	40	19,074
DSP Group, Inc. (a)	482	7,134
Intel Corp.	528	29,642
Micron Technology, Inc. (a)	191	16,231
NVIDIA Corp.	149	119,215
QUALCOMM, Inc.	348	49,740
Samsung Electronics Co., Ltd. (b)	217	15,550
Skyworks Solutions, Inc.	129	24,736
STMicroelectronics NV (b)	499	18,111
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	478	57,436
Texas Instruments, Inc.	100	19,230
United Microelectronics Corp. - ADR (b)	3,672	34,700
		428,833
Software — 35.8% (c)
Activision Blizzard, Inc.	155	14,793
Adobe, Inc. (a)	36	21,083
Akamai Technologies, Inc. (a)	320	37,312
Autodesk, Inc. (a)	176	51,375
Bentley Systems, Inc. - Class B	153	9,911
Bilibili, Inc. - ADR (a)(b)	127	15,474
Cloudflare, Inc. - Class A (a)	235	24,872
Electronic Arts, Inc.	98	14,095
Fastly, Inc. - Class A (a)	978	58,289
HUYA, Inc. - ADR (a)(b)	44	777
Immersion Corp. (a)	4,283	37,562
Microsoft Corp.	242	65,558
PTC, Inc. (a)	97	13,702
ROBLOX Corp. - Class A (a)	835	75,133
Snowflake, Inc. - Class A (a)	63	15,233
Take-Two Interactive Software, Inc. (a)	153	27,084
Unity Software, Inc. (a)	490	53,817
		536,070
Telecommunications — 2.9%
Arista Networks, Inc. (a)	30	10,869
Lumen Technologies, Inc.	1,564	21,255
Telefonaktiebolaget LM Ericsson - Class B (b)	855	10,753
		42,877
TOTAL COMMON STOCKS (Cost $1,459,370)		1,447,743

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Real Estate Investment Trusts — 1.7%
American Tower Corp.	41	11,076
Equinix, Inc.	18	14,447
Total Real Estate Investment Trusts (Cost $25,627)		25,523

TOTAL INVESTMENTS (Cost $1,484,997) — 98.5%		1,473,266
Other assets and liabilities, net — 1.5%		22,090
NET ASSETS — 100.0%		$1,495,356

ADR American Depositary Receipt

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

The accompanying notes are an integral part of the financial statements.

Roundhill Ball Metaverse ETF

Schedule of Investments

June 30, 2021 (Unaudited) (Continued)

(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	75.1%
Cayman Islands	12.3%
Taiwan	6.2%
Japan	2.0%
Netherlands	1.2%
Republic of Korea	1.0%
Sweden	0.7%
Total Country	98.5%
TOTAL INVESTMENTS	98.5%
Other assets and liabilities, net	1.5%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	Roundhill BITKRAFT Esports & Digital Entertainment ETF	Roundhill Sports Betting & iGaming ETF	Roundhill Streaming Services & Technology ETF	Roundhill Pro Sports, Media & Apparel ETF	Roundhill Ball Metaverse ETF
Assets
Investments, at value (Cost $108,076,693, $411,540,529, $46,636,184, $9,658,315 and $1,484,997 respectively)(1)	$112,226,185	$432,195,033	$41,051,461	$9,667,590	$1,473,266
Cash	—	181,389	—	—	—
Dividend and interest receivable	14,794	79,278	6,301	5,459	87
Receivable for fund shares sold	—	—	—	—	1,507,000
Securities lending receivable	23,681	184,248	2,965	—	—
Total Assets	112,264,660	432,639,948	41,060,727	9,673,049	2,980,353

Liabilities
Payable for collateral on securities loaned (Note 7)	13,276,393	13,987,685	4,810,564	—	—
Investment securities purchased	—	—	—	—	1,484,997
Payable to Adviser	41,637	272,899	21,290	5,955	—
Total liabilities	13,318,030	14,260,584	4,831,854	5,955	1,484,997
Net Assets	$98,946,630	$418,379,364	$36,228,873	$9,667,094	$1,495,356

Net Assets Consists of:
Paid-in capital	$88,128,220	$330,785,400	$46,155,460	$9,559,167	$1,507,000
Total distributable earnings (accumulated losses)	10,818,410	87,593,964	(9,926,587)	107,927	(11,644)
Net Assets	$98,946,630	$418,379,364	$36,228,873	$9,667,094	$1,495,356

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,125,000	13,775,000	2,800,000	650,000	100,000
Net Asset Value, redemption price and offering price per share	$31.66	$30.37	$12.94	$14.87	$14.95

(1) Includes loaned securities with a value of:	$12,853,305	$13,244,505	$4,630,732	$—	$—

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Statements of Operations

For the Period Ended June 30, 2021 (Unaudited)

	Roundhill BITKRAFT Esports & Digital Entertainment ETF	Roundhill Sports Betting & iGaming ETF	Roundhill Streaming Services & Technology ETF(1)	Roundhill Pro Sports, Media & Apparel ETF(2)	Roundhill Ball Metaverse ETF(3)
Investment Income
Dividend income (net of withholding taxes and issuance fees of $21,679, $257,280, $2,511, $1,656, and $0 respectively)	$161,339	$1,525,180	$25,048	$13,195	$—
Securities lending income, net	119,430	383,738	6,942	—	—
Interest income	63	300	13	9	—
Total investment income	280,832	1,909,218	32,003	13,204	—

Expenses
Advisory fees	259,282	1,588,069	109,871	19,924	—
Total expenses	259,282	1,588,069	109,871	19,924	—
Net investment income (loss)	21,550	321,149	(77,868)	(6,720)	—

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translation
Net realized gain (loss) from:
Investments	7,752,084	73,820,902	(4,253,409)	119,947	—
Foreign currency transactions	(49,859)	(3,879,063)	(10,583)	(14,498)	—
Net realized gain (loss) on investments and foreign currency	7,702,225	69,941,839	(4,263,992)	105,449	—
Net change in unrealized appreciation/depreciation on:
Investments	(9,265,846)	(30,853,047)	(5,584,723)	124,769	(11,731)
Foreign currency translation	431	(762)	(4)	(115,571)	87
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	(9,265,415)	(30,853,809)	(5,584,727)	9,198	(11,644)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1,563,190)	39,088,030	(9,848,719)	114,647	(11,644)
Net increase (decrease) in net assets from operations	$(1,541,640)	$39,409,179	$(9,926,587)	$107,927	$(11,644)

(1)	The Fund commenced operations on February 9, 2021.

(2)	The Fund commenced operations on March 16, 2021.

(3)	The Fund commenced operations on June 29, 2021.

The accompanying notes are an integral part of the financial statements.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Statements of Changes in Net Assets

	Period Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Operations
Net investment income	$21,550	$52,480
Net realized gain on investments and foreign currency transactions	7,702,225	7,254,180
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(9,265,415)	12,969,681
Net increase (decrease) in net assets resulting from operations	(1,541,640)	20,276,341

From Distributions
Distributable earnings	—	(775,814)
Total distributions	—	(775,814)

From Capital Share Transactions
Proceeds from shares sold	58,297,518	66,790,205
Cost of shares redeemed	(31,594,868)	(23,404,637)
Transaction fees (Note 4)	68,382	21,385
Net increase in net assets resulting from capital share transactions	26,771,032	43,406,953

Total Increase in Net Assets	25,229,392	62,907,480

Net Assets
Beginning of period	73,717,238	10,809,758
End of period	$98,946,630	$73,717,238

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,450,000	675,000
Shares sold	1,675,000	2,725,000
Shares redeemed	(1,000,000)	(950,000)
Shares outstanding, end of period	3,125,000	2,450,000

The accompanying notes are an integral part of the financial statements.

Roundhill Sports Betting & iGaming ETF

Statements of Changes in Net Assets

	Period Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(1)
From Operations
Net investment income	$321,149	$624,257
Net realized gain on investments and foreign currency transactions	69,941,839	5,640,205
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(30,853,809)	51,505,784
Net increase in net assets resulting from operations	39,409,179	57,770,246

From Distributions
Distributable earnings	—	(550,629)
Return of capital	—	(8,305)
Total distributions	—	(558,934)

From Capital Share Transactions
Proceeds from shares sold	361,372,783	183,892,167
Cost of shares redeemed	(189,298,970)	(34,212,905)
Transaction fees (Note 4)	5,075	723
Net increase in net assets resulting from capital share transactions	172,078,888	149,679,985

Total Increase in Net Assets	211,488,067	206,891,297

Net Assets
Beginning of period	206,891,297	—
End of period	$418,379,364	$206,891,297

Changes in Shares Outstanding
Shares outstanding, beginning of period	8,000,000	—
Shares sold	11,925,000	9,850,000
Shares redeemed	(6,150,000)	(1,850,000)
Shares outstanding, end of period	13,775,000	8,000,000

(1)	The Fund commenced operations on June 3, 2020.

The accompanying notes are an integral part of the financial statements.

Roundhill Streaming Services & Technology ETF

Statement of Changes in Net Assets

Period Ended June 30, 2021 (Unaudited)(1)
From Operations
Net investment loss	$(77,868)
Net realized loss on investments and foreign currency transactions	(4,263,992)
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(5,584,727)
Net decrease in net assets resulting from operations	(9,926,587)

From Capital Share Transactions
Proceeds from shares sold	53,086,962
Cost of shares redeemed	(6,938,670)
Transaction fees (Note 4)	7,168
Net increase in net assets resulting from capital share transactions	46,155,460

Total Increase in Net Assets	36,228,873

Net Assets
Beginning of period	—
End of period	$36,228,873

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	3,375,000
Shares redeemed	(575,000)
Shares outstanding, end of period	2,800,000

(1)	The Fund commenced operations on February 9, 2021.

The accompanying notes are an integral part of the financial statements.

Roundhill Pro Sports, Media & Apparel ETF

Statement of Changes in Net Assets

Period Ended June 30, 2021 (Unaudited)(1)
From Operations
Net investment loss	$(6,720)
Net realized gain on investments and foreign currency transactions	105,449
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	9,198
Net increase in net assets resulting from operations	107,927

From Capital Share Transactions
Proceeds from shares sold	13,897,708
Cost of shares redeemed	(4,350,575)
Transaction fees (Note 4)	12,034
Net increase in net assets resulting from capital share transactions	9,559,167

Total Increase in Net Assets	9,667,094

Net Assets
Beginning of period	—
End of period	$9,667,094

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	950,000
Shares redeemed	(300,000)
Shares outstanding, end of period	650,000

(1)	The Fund commenced operations on March 16, 2021.

The accompanying notes are an integral part of the financial statements.

Roundhill Ball Metaverse ETF

Statement of Changes in Net Assets

Period Ended June 30, 2021 (Unaudited)(1)
From Operations
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	$(11,644)
Net decrease in net assets resulting from operations	(11,644)

From Capital Share Transactions
Proceeds from shares sold	1,507,000
Net increase in net assets resulting from capital share transactions	1,507,000

Total Increase in Net Assets	1,495,356

Net Assets
Beginning of period	—
End of period	$1,495,356

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	100,000
Shares outstanding, end of period	100,000

(1)	The Fund commenced operations on June 29, 2021.

The accompanying notes are an integral part of the financial statements.

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Roundhill ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Change in Net Assets Resulting from Operations:			Less Distributions Paid:
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gains	Return of capital		Total distributions paid
Roundhill BITKRAFT Esports & Digital Entertainment ETF
For the period 06/03/2019(7) - 12/31/2019	$14.86	0.08	1.11	1.19	(0.05)	—	(0.00	)(8)	(0.05)
For the period 01/01/2020 - 12/31/2020	$16.01	0.04	14.34	14.38	(0.10)	(0.22)	—		(0.32)
For the period 01/01/2021 - 06/30/2021 (Unaudited)	$30.09	0.01	1.54	1.55	—	—	—		—
Roundhill Sports Betting & iGaming ETF
For the period 06/03/2020(7) - 12/31/2020	$15.41	0.11	10.41	10.52	(0.07)	—	(0.00	)(8)	(0.07)
For the period 01/01/2021 - 06/30/2021 (Unaudited)	$25.86	0.02	4.49	4.51	—	—	—		—
Roundhill Streaming Services & Technology ETF
For the period 02/09/2021(7) - 06/30/2021 (Unaudited)	$15.38	(0.03)	(2.41)	(2.44)	—	—	—		—
Roundhill Pro Sports, Media & Apparel ETF
For the period 03/16/2021(7) - 06/30/2021 (Unaudited)	$15.08	(0.01)	(0.22)	(0.23)	—	—	—		—
Roundhill Ball Metaverse ETF
For the period 06/29/2021(7) - 06/30/2021 (Unaudited)	$15.07	—	(0.12)	(0.12)	—	—	—		—

(1)	Per share net investment income (loss) was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(6)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

(7)	Commencement of operations.

(8)	Less than $0.005.

(9)	The ratios reflect the contractual expenses and may vary from the amounts shown in the Statements of Operations due to the timing of expense entries.

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)		Ratios/Supplemental Data
Captal Share Transactions:							Ratios to Average Net Assets of: (2)
Transaction fees (see Note 4)	Net Asset Value, End of Period	Total return, at NAV(3)(4)		Total return, at Market(3)(4)		Net assets, end of period (000’s)	Expenses, before waivers		Expenses, after waivers		Net investment income (loss), before waivers		Net investment income (loss), after waivers		Portfolio turnover rate(4)(5)

0.01	$16.01	8.11	%(6)	8.42	%(6)	$10,810	0.50%		0.25%		0.65%		0.90%		34%
0.02	$30.09	89.88	%(6)	89.62	%(6)	$73,717	0.50%		0.44%		0.12%		0.18%		93%
0.02	$31.66	5.23%		4.64%		$98,947	0.50%		0.50%		0.04%		0.04%		25%

0.00(8)	$25.86	68.28%		68.15%		$206,891	0.75%		0.75%		0.92%		0.92%		43%
0.00(8)	$30.37	17.44%		17.45%		$418,379	0.75%		0.75%		0.15%		0.15%		25%

0.00(8)	$12.94	-15.87%		-16.12%		$36,229	0.75%		0.75%		-0.53%		-0.53%		34%

0.02	$14.87	-1.38%		-1.56%		$9,667	0.75%		0.75%		-0.25%		-0.25%		20%

—	$14.95	-0.76%		0.33%		$1,495	0.75	%(9)	0.75	%(9)	-0.75	%(9)	-0.75	%(9)	0%

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited)

1.	ORGANIZATION

Roundhill BITKRAFT Esports & Digital Entertainment ETF (“NERD”), Roundhill Sports Betting & iGaming ETF (“BETZ”), Roundhill Streaming Services & Technology ETF (“SUBZ”), Roundhill Pro Sports, Media & Apparel ETF (“MVP”), and Roundhill Ball Metaverse ETF (“META”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

NERD is a passively-managed exchange-traded fund (“ETF”). NERD’s objective is to track the total return performance, before fees and expenses, of the Roundhill BITKRAFT Esports Index (the “NERD Index”). The NERD Index tracks the performance of the common stock (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of exchange-listed companies across the globe (including in emerging markets) that earn revenue from electronic sports, or esports related business activities, including: video game publishing, video game development, video game streaming platforms, organizing video game tournaments and/or events, operating and/or owning video game leagues, owning competitive video game teams, and gaming hardware and technology companies, or whose principal business activity is classified as that of another digital entertainment business activity, such as broadcasting, interactive home entertainment, interactive media & services, technology hardware storage or technology hardware, storage and peripherals.

BETZ is a passively-managed ETF. BETZ’s objective is to track the total return performance, before fees and expenses, of the Roundhill Sports Betting & iGaming Index (the “BETZ Index”). The BETZ Index tracks the performance of the common stock (or corresponding ADRs or GDRs) of exchange-listed companies that earn revenue from online gaming (“iGaming”). iGaming is broadly defined as the wagering of money or some other value on the outcome of an event or a game, using the internet. The BETZ Index includes: companies that operate in-person and/or online/internet sports books; companies that operate online/internet gambling platforms; and companies that provide infrastructure or technology to such companies.

SUBZ is an actively-managed ETF that pursues its investment objective by investing in companies that develop, manufacture, distribute, or sell products or services related to the delivery of data or media content (audio and video) over the internet (“Streaming Companies”). Streaming Companies reflect the modern integration of traditional technology, telecommunications, media, and internet businesses.

MVP is an actively-managed ETF that pursues its investment objective by investing in companies that own, sponsor, or support professional sports teams, sports media companies, and sports apparel companies.

META is a passively-managed ETF. META’s objective is to track the performance, before fees and expenses, of the Ball Metaverse Index (the “META Index”). The META Index tracks the performance of globally-listed equity securities of companies that engage in activities or provide products, services, technologies, or technological capabilities to enable the Metaverse, and benefit from its generated revenues (“Metaverse Companies”). “Metaverse” is a term used to refer to a future iteration of the Internet. Users will primarily engage with the Metaverse through persistent, simultaneous, and shared three-dimensional virtual simulations and spaces. The Metaverse will also connect to physical spaces, two-dimensional Internet experiences (e.g., standard apps, webpages), and finite simulations (e.g., a game). The Metaverse will be supported by a wide range of technologies, tools, and standards that enable high volumes of concurrent users, a rich virtual-only economy of labor, goods, and services, and wide-ranging interoperability of data, digital assets, and content.

Costs incurred by SUBZ, MVP and META in connection with the organization, registration and the initial public offering of shares were paid by Roundhill Financial Inc. (“Roundhill” or the “Adviser”), the Funds’ Investment Adviser.

Roundhill ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Roundhill ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Roundhill ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at June 30, 2021 are as follows:

	Level 1	Level 2	Level 3	Total
NERD
Investments - Assets:
Common Stocks*	$98,646,352	$—	$—	$98,646,352
Money Market Funds	303,440	—	—	303,440
Investments Purchased With Proceeds From Securities Lending	—	—	—	13,276,393
Total Investments - Assets	$98,949,792	$—	$—	$112,226,185

BETZ
Investments - Assets:
Common Stocks*	$416,834,509	$—	$—	$416,834,509
Money Market Funds	1,372,839	—	—	1,372,839
Investments Purchased With Proceeds From Securities Lending	—	—	—	13,987,685
Total Investments - Assets	$418,207,348	$—	$—	$432,195,033

SUBZ
Investments - Assets:
Common Stocks*	$36,234,320	$—	$—	$36,234,320
Money Market Funds	6,577	—	—	6,577
Investments Purchased With Proceeds From Securities Lending	—	—	—	4,810,564
Total Investments - Assets	$36,240,897	$—	$—	$41,051,461

MVP
Investments - Assets:
Common Stocks*	$9,480,330	$161,517	$—	$9,641,847
Money Market Funds	25,743	—	—	25,743
Total Investments - Assets	$9,506,073	$161,517	$—	$9,667,590

META
Investments - Assets:
Common Stocks*	$1,447,743	$—	$—	$1,447,743
Real Estate Investment Trusts	25,523	—	—	25,523
Total Investments - Assets	$1,473,266	$—	$—	$1,473,266

*	See the Schedule of Investments for industry classifications. The value in MVP classified as Level 2 is a Pre-Combination Special Purpose Acquisition Company.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Roundhill ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2020, the Funds’ fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2020, the Funds’ fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

NERD and BETZ recognized no interest or penalties related to uncertain tax benefits in the fiscal period 2020. At December 31, 2020, the Funds’ fiscal period end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdictions.

SUBZ, MVP and META commenced operations after the December 31, 2020 fiscal year end; therefore, there was no tax information as of June 30, 2021.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

Roundhill ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Roundhill, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.50% of NERD’s average daily net assets and at an annual rate of 0.75% of BETZ, SUBZ, MVP, and META’s average daily net assets. Roundhill has agreed to pay all expenses of the Funds except the fee paid to Roundhill under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). Roundhill, in turn, compensates Exchange Traded Concepts, LLC as the Sub-Adviser from the management fee it receives.

Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company serves as the sub-adviser to the Funds. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund’s Index, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, and subject to a minimum annual fee as follows:

Minimum Annual Fee	Asset-Based Fee
$15,000	4 bps (0.04%) on the first $200 million 3.5 bps (0.035%) on the next $800 million 3 bps (0.03%) on the next $1 billion 2.5 bps (0.025%) on the balance over $2 billion

BITKRAFT Esports Ventures Fund I, L.P. (“BITKRAFT”) is a minority owner of the Adviser and has (via an affiliate) licensed the name “BITKRAFT” to the Adviser for use with NERD. BITKRAFT is not involved in the management of NERD or the maintenance or calculation of the Index.

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Roundhill ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit generally consists of 25,000 shares. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $500.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

Roundhill ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
	Fiscal period ended December 31, 2020
NERD	$548,036	$227,778	$—
BETZ	550,629	—	8,305
SUBZ	N/A	N/A	N/A
MVP	N/A	N/A	N/A
META	N/A	N/A	N/A

	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
Fiscal period ended December 31, 2019
NERD	$32,724	$—	$756
BETZ	—	—	—
SUBZ	N/A	N/A	N/A
MVP	N/A	N/A	N/A
META	N/A	N/A	N/A

(1)	Ordinary income includes short-term capital gains.

The Funds paid no distributions for the period ended June 30, 2021.

At December 31, 2020, NERD and BETZ’s fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, for NERD and BETZ were as follows:

	NERD	BETZ
Federal Tax Cost of Investments	$69,005,557	$160,833,973
Gross Tax Unrealized Appreciation	$14,349,814	$54,488,990
Gross Tax Unrealized Depreciation	(1,894,070)	(4,940,485)
Net Tax Unrealized Appreciation (Depreciation)	12,455,744	49,548,505
Other Accumulated Gain (Loss)	(95,694)	(1,363,720)
Total Distributable Earnings / (Accumulated Losses)	$12,360,050	$48,184,785

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark-to-market treatment of passive foreign investment companies.

Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At December 31, 2020, BETZ had short-term capital losses of $1,361,616 remaining which will be carried forward indefinitely to offset future realized capital gains. At December 31, 2020, NERD and BETZ deferred, on a tax basis, specified late year ordinary losses of $95,227 and $1,743, respectively.

Roundhill ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

6.	INVESTMENT TRANSACTIONS

During the period ended June 30, 2021, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
NERD	$9,747,590	$273,770
BETZ	88,294,602	11,051,313
SUBZ	391,466	890,802
MVP	289,850	74,170
META	—	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2021 were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
NERD	$29,905,069	$24,800,561	$46,280,404	$24,876,736
BETZ	100,525,874	101,237,762	356,421,664	184,348,590
SUBZ	16,555,667	13,484,423	49,454,478	6,453,968
MVP	2,665,577	1,880,273	12,922,441	4,187,824
META	1,484,997	—	—	—

7.	SECURITIES LENDING

The Funds may lend domestic and foreign securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective November 19, 2020, which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable for collateral on securities loaned.” During the period ended June 30, 2021, the Funds loaned securities and received cash collateral for the loans, which was invested in the First American Government Obligations Fund - Class X. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian, which is calculated daily and paid monthly, at a rate of 20% of the Funds’ aggregate net income. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income, net.” The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.

Roundhill ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

As of June 30, 2021, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
NERD	$12,853,305	$13,276,393
BETZ	13,244,505	13,987,685
SUBZ	4,630,732	4,810,564

*

The cash collateral received was invested in the First American Government Obligations Fund - Class X, a money market fund subject to Rule 2a-7 under the 1940 Act with an overnight and continuous maturity, as shown on the Schedules of Investments.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

8.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

A complete description of the principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks.”

9.	SUBSEQUENT EVENTS

The Adviser filed a registration statement for the Roundhill IO Digital Infrastructure ETF. The Fund will be a passively-managed ETF that pursues its investment objective by tracking the total return performance, before fees and expenses, of the IO Digital Infrastructure Index (the “IO Index”). The IO Index tracks the performance of digital infrastructure companies.

Additionally, the Adviser filed a registration statement for the Roundhill Cannabis ETF. The Fund will be an actively-managed ETF that pursues its investment objective of capital growth by investing primarily in exchange-listed equity securities and total return swaps intended to provide exposure to the cannabis and hemp ecosystem.

The Funds are expected to launch later in 2021.

On July 7, 2021, Foreside Financial Services, LLC (“Foreside”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Foreside will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940, at a meeting held on March 16, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Advisory Agreement”) between Roundhill Financial LLC (the “Adviser”) and the Trust, on behalf of Roundhill BITKRAFT Esports & Digital Entertainment ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (the “Sub-Adviser”).

Prior to the Meeting, the Board reviewed written materials from the Adviser and Sub-Adviser and, during the Meeting, representatives from the Adviser and the Sub-Adviser presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s personnel and operations. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of the Agreements under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory and sub-advisory arrangements and the Trustees’ responsibilities relating thereto. The consideration of the continuation of the Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser to the Fund; (ii) Fund expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; (vi) any benefits derived by the Adviser and Sub-Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser and Sub-Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended December 31, 2020.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

(Unaudited) (Continued)

The Board noted that, for the one-year and since inception periods, the Fund slightly underperformed its underlying index, before fees and expenses. The Board also considered that for the one-year and since inception periods, the Fund significantly outperformed the Solactive GBS Developed Markets Large & Mid Cap Total Return Index. The Board further noted that, for the one-year period, the Fund significantly outperformed the median for funds in the universe of Consumer Cyclical ETFs and Technology ETF as reported by Morningstar (collectively, the “Category Peer Group”).

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser that are passively-managed ETFs that focus on video games and/or esports equity securities (the “Selected Peer Group”). The Board noted the Fund’s performance was within the range of such returns.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for the Fund and compared the Fund’s expense ratio to its Category Peer Group and the Selected Peer Group. The Board noted that the expense ratio for the Fund was in-line with the median for funds in the Category Peer Group, and was one of the least expensive funds in the Selected Peer Group.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would continue to provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund based on the analysis and investment recommendations from the Adviser; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and its experience providing investment management services to other ETFs, including other series of the Trust. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

(Unaudited) (Continued)

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended December 31, 2020. The Board noted that the Fund slightly underperformed its underlying index before fees and expenses for the one-year and since inception periods. Because the Fund is designed to track the performance of an index that is not affiliated with the Sub-Adviser, the Board considered the extent to which the Fund tracked its index before fees and expenses.

Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account analyses of the Sub-Adviser’s profitability with respect to the Fund.

The Board expressed the view that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than Fund shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Roundhill Streaming Services & Technology ETF

Roundhill Pro Sports, Media & Apparel ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

(Unaudited)

At a meeting held on December 10, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Advisory Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, on behalf of Roundhill Streaming Services & Technology ETF and Roundhill Pro Sports, Media & Apparel ETF (each a “Fund” and collectively, the “Funds”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to the Funds.

Pursuant to Section 15 of the 1940 Act and related exemptive relief, the Agreements must be approved by: (i) the vote of the Trustees or a vote of the shareholders of the Funds; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and Sub-Adviser and, during the Meeting, representatives from the Adviser and Sub-Adviser presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser and Sub-Adviser, as well as the rationale for launching the Funds, the Funds’ proposed fees, and the operational aspects of each Fund. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of the Agreements under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory and sub-advisory arrangements and the Trustees’ responsibilities relating thereto. The consideration of the Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Funds; (ii) Fund expenses and performance; (iii) the cost of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the Funds; (iv) comparative fee and expense data for the Funds and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Funds grow and whether the overall advisory fee for each Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Funds, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board

Roundhill Streaming Services & Technology ETF

Roundhill Pro Sports, Media & Apparel ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

(Unaudited) (Continued)

noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision making process, details about the Funds, and the services to be provided by the Adviser.

The Board also considered other services to be provided to the Funds, such as monitoring adherence to each Fund’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which each Fund achieves its investment objective as an actively-managed fund.

Historical Performance. The Board noted that the Funds had not yet commenced operations and concluded that the performance of the Funds, thus, was not a relevant factor in their deliberations.

Cost of Services to be Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to its respective Category Peer Group and Selected Peer Group (defined below) as follows:

Roundhill Streaming Services & Technology ETF: The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of Communications ETFs and Consumer Cyclical ETFs as reported by Morningstar (the “Category Peer Group”) and its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that the proposed expense ratio for the Fund was significantly higher than the median for the Category Peer Group. The Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost, passively-managed ETFs, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio.

The Board further noted that the Fund’s proposed expense ratio was significantly higher with the median expense ratio for the Selected Peer Group that were domestic funds that seek to deliver returns in the streaming industry. The Board determined that the Fund’s anticipated expense ratio, including the proposed advisory fee, was reasonable given the nature of the Fund’s actively managed investment strategy.

Roundhill Pro Sports, Media & Apparel ETF: The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of Communications ETFs and Consumer Cyclical ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the proposed expense ratio for the Fund was significantly higher than the median for the Category Peer Group. The Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost, passively-managed ETFs, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio.

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning the Funds would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s anticipated profitability with respect to each Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Funds had not yet commenced operations and consequently, the future size of the Funds and the Adviser’s future profitability were generally unpredictable.

The Board expressed the view that the Adviser might realize economies of scale in managing each Fund as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale would be shared with respective Fund shareholders in the initial period of each Fund’s operations, although the Board intends to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the

Roundhill Streaming Services & Technology ETF

Roundhill Pro Sports, Media & Apparel ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

(Unaudited) (Continued)

compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to each Fund. The Board noted the responsibilities that the Sub-Adviser would have as Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by each Fund; and implementation of Board directives as they relate to each Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Funds and to other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form (“Form ADV”), as well as the response of the Sub-Adviser to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision making process, details about the Funds, and the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising.

Historical Performance. The Board noted that the Funds had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Funds.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing each Fund as assets grow in size. The Board determined that it would monitor fees as each Fund’s assets grow to determine whether economies of scale were being effectively shared with each Fund and its respective shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of each Fund and its respective shareholders.

Roundhill Ball Metaverse ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

(Unaudited)

At a meeting held on June 22-23, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, on behalf of Roundhill Ball Metaverse ETF (the “Fund”), and an investment sub-advisory agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to the Fund.

Pursuant to Section 15 of the 1940 Act and related exemptive relief, the Agreements must be approved by: (i) the vote of the Trustees or a vote of the shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and Sub-Adviser and, during the Meeting, representatives from the Adviser and Sub-Adviser presented additional oral and written information to assist the Board with its evaluation of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided an overview of their advisory businesses, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser and Sub-Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and the operational aspects of the Fund. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of the Agreements under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory and sub-advisory arrangements and the Trustees’ responsibilities relating thereto. The consideration of the Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund; (ii) Fund expenses and performance; (iii) the cost of the services to be provided and profits to be realized by each of the Adviser and Sub-Adviser from its relationship with the Trust and the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the overall advisory fee for the Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the Fund, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Fund, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past and current reports from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to

Roundhill Ball Metaverse ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

(Unaudited) (Continued)

other series of the Trust. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision making process, details about the Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including certain other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Adviser.

Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about the Fund’s investment strategies and expected break-even expense analyses. The Board reviewed the proposed expense ratio for the Fund and compared the Fund’s expense ratio to the universe of Technology ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the expense ratio for the Fund was higher than the median for funds in the Category Peer Group, but within the range of the expense ratios for the Category Peer Group. Based on its review, the Board concluded that the investment advisory fee and expense ratios appeared to be competitive and are otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with Fund shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by the Fund; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered past and current reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including certain other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to the Sub-Adviser, including its Form ADV and its

Roundhill Ball Metaverse ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

(Unaudited) (Continued)

responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision making process, details about the Fund, and information about the services to be provided by the Sub-Adviser, and that they had reviewed additional detailed information about the Sub-Adviser at previous Board meetings. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Sub-Adviser.

Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about the Fund’s investment strategies and expected break-even expense analyses. The Board also reviewed information regarding the Fund’s proposed advisory and sub-advisory fees, including advisory fees and total expense ratios of those funds that might be considered peers of the Fund. Based on its review, the Board concluded that the sub-advisory fee and expense ratios appeared to be competitive and are otherwise reasonable in light of the information provided.

Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund.

Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of the Fund and its shareholders.

Roundhill ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (January 1, 2021 to June 30, 2021), except noted in the footnotes below.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratios	Expenses Paid During the Period
Roundhill BITKRAFT Esports & Digital Entertainment ETF
Actual	$ 1,000.00	$ 1,052.30	0.50%	$2.54(1)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.32	0.50%	$2.51(1)
Roundhill Sports Betting & iGaming ETF
Actual	$ 1,000.00	$ 1,174.40	0.75%	$4.04(1)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.08	0.75%	$3.76(1)
Roundhill Streaming Services & Technology ETF
Actual	$ 1,000.00	$ 841.30	0.75%	$2.69(2)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.08	0.75%	$3.76(1)(5)
Roundhill Pro Sports, Media & Apparel ETF
Actual	$ 1,000.00	$ 986.20	0.75%	$2.18(3)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.08	0.75%	$3.76(1)(5)

Roundhill ETFs

Shareholder Expense Example

(Unaudited) (Continued)

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratios	Expenses Paid During the Period
Roundhill Ball Metaverse ETF
Actual	$ 1,000.00	$ 992.40	0.75%	$0.04(4)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.08	0.75%	$3.76(1)(5)

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value during the period, multiplied by 181/365 days (to reflect the six-month period).

(2)

Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value during the period, multiplied by 142/365 days (to reflect the period since the Fund’s inception).

(3)

Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value during the period, multiplied by 107/365 days (to reflect the period since the Fund’s inception).

(4)

Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value during the period, multiplied by 2/365 days (to reflect the period since the Fund’s inception).

(5)	For comparative purposes only as the Fund was not in operation for the full six-month period.

Roundhill ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-800-617-0004, or by visiting the Funds’ website at www.roundhillinvestments.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Funds’ proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.roundhillinvestments.com.

TAX INFORMATION

For the fiscal period ended December 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Roundhill BITKRAFT Esports & Digital Entertainment ETF	34.72%
Roundhill Sports Betting & iGaming ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2020 was as follows:

Roundhill BITKRAFT Esports & Digital Entertainment ETF	1.17%
Roundhill Sports Betting & iGaming ETF	3.03%

For the fiscal period ended December 31, 2020, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds was as follows:

Roundhill BITKRAFT Esports & Digital Entertainment ETF	55.18%
Roundhill Sports Betting & iGaming ETF	0.00%

For the fiscal period ended December 31, 2020, the Funds earned foreign source income and paid foreign taxes, which the Funds intend to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Roundhill BITKRAFT Esports & Digital Entertainment ETF	$200,238	$35,292
Roundhill Sports Betting & iGaming ETF	1,167,408	52,589

Roundhill ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

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Investment Adviser:

Roundhill Financial Inc.
154 W. 14th St., 2nd Floor
New York, NY 10011

Investment Sub-Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/2/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/2/2021

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	9/2/2021

*	Print the name and title of each signing officer under his or her signature.